Related party disclosures (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of arm’s length transactions with related parties

During the year, the Group entered into the following transactions, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
	2019	2020	2021

Group Companies of entities having significant influence
Rendering of services	405	-	-
Advertisement expense	-	(300)	-
Interest expense	1,716	(6,400)	-
Communication expense	489	698	649
Joint venture company			-
Rendering of services	-	-	(21)
Recovery of expenses	196	944	741
Loan given	22,500	4,200	19,500
Interest income	1,824	4,819	7,206
Commission expense	-	45	(1)
Investment in shares	-	3,500	-

	March 31,
	2020	2021

Group Companies of entities having significant influence
Trade payable	9,364	7,959
Trade receivable	3,808	3,317
Joint venture company
Prepayment and Other asset	34,200	53,700
Trade receivable	7,993	15,418

Schedule of key management compensation

Compensation of key management personnel of the Group

	March 31,
	2019	2020	2021
Short-term employee benefits	50,830	46,342	27,462
Contributions to defined contribution plans	22	180	259
Profit linked bonus	7,271	18,487	16,130
Directors Sitting fee’s	8,587	8,886	10,846
Share based payment	179,884	2,277	53,330
Total compensation paid to key management personnel	246,594	76,172	108,027

Schedule of directors’ loan and advances	Directors’ Loan and Advances
Year ended	Interest income	Advances given	Repayment/ settlement of advances	Receivable
March 31, 2021	-	-	-	-
March 31, 2020	-	113	113	-